(Loss)/Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Basic		$ (31,252)	$ 53,963	$ 10,495
Diluted		$ (31,252)	$ 53,963	$ 10,495
Denominator:
Basic	[1]	$ (0.19)	$ 0.34	$ 0.07
Diluted	[1]	$ (0.18)	$ 0.33	$ 0.07
Weighted-average shares of ordinary share used to compute net income per share:
Basic	[1]	164,334,429	160,988,011	150,000,000
Diluted	[1]	169,684,142	165,500,289	150,000,000

[1]	The share and per share data has been retroactively restated to reflect the current capital structure of the Company.